Business Combinations - Intangible Assets Acquired and their Respective Fair Values and Weighted Average Useful Lives (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Total intangible assets	$ 325,223	$ 416,624	$ 283,855
Weighted-average Useful Life	0 years
In-process research and development [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible asset, amount	4,900	58,506	26,585
Avee [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Total intangible assets		76,400
Avee [Member] | In-process research and development [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible asset, amount
Arriva [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Total intangible assets		27,400
Arriva [Member] | In-process research and development [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible asset, amount
Axis-Shield [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Total intangible assets		233,370
Axis-Shield [Member] | In-process research and development [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible asset, amount		58,132
Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Total intangible assets		79,454	57,976
Other [Member] | In-process research and development [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible asset, amount		374	5,800
Immunalysis [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Total intangible assets			30,600
Immunalysis [Member] | In-process research and development [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible asset, amount
Twist [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Total intangible assets			15,700
Twist [Member] | In-process research and development [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible asset, amount			7,100
Alere Toxicology [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Total intangible assets			48,400
Alere Toxicology [Member] | In-process research and development [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible asset, amount
Standard Diagnostics [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Total intangible assets			131,179
Standard Diagnostics [Member] | In-process research and development [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible asset, amount			13,685
eScreen [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Total intangible assets	204,000
eScreen [Member] | In-process research and development [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible asset, amount
Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Total intangible assets	121,223
Other [Member] | In-process research and development [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible asset, amount	4,900
Core technology and patents [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount	148,103	76,659	106,885
Weighted-average Useful Life	18 years 8 months 12 days	10 years 1 month 6 days	12 years 4 months 24 days
Core technology and patents [Member] | Avee [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Core technology and patents [Member] | Arriva [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Core technology and patents [Member] | Axis-Shield [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		56,919
Core technology and patents [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		19,740	14,050
Core technology and patents [Member] | Immunalysis [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			8,800
Core technology and patents [Member] | Twist [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			8,600
Core technology and patents [Member] | Alere Toxicology [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			13,300
Core technology and patents [Member] | Standard Diagnostics [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			62,135
Core technology and patents [Member] | eScreen [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount	93,200
Core technology and patents [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount	54,903
Trademarks and trade names [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount	19,390	14,197	11,654
Weighted-average Useful Life	18 years 3 months 18 days	10 years 1 month 6 days	6 years 3 months 18 days
Trademarks and trade names [Member] | Avee [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		1,700
Trademarks and trade names [Member] | Arriva [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		1,000
Trademarks and trade names [Member] | Axis-Shield [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		4,145
Trademarks and trade names [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		7,352	1,504
Trademarks and trade names [Member] | Immunalysis [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			800
Trademarks and trade names [Member] | Twist [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Trademarks and trade names [Member] | Alere Toxicology [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Trademarks and trade names [Member] | Standard Diagnostics [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			9,350
Trademarks and trade names [Member] | eScreen [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount	17,300
Trademarks and trade names [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount	2,090
Customer relationships [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount	136,485	243,725	125,332
Weighted-average Useful Life	18 years 1 month 6 days	12 years 3 months 18 days	14 years 3 months 18 days
Customer relationships [Member] | Avee [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		71,500
Customer relationships [Member] | Arriva [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		23,000
Customer relationships [Member] | Axis-Shield [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		114,174
Customer relationships [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		35,051	24,578
Customer relationships [Member] | Immunalysis [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			19,900
Customer relationships [Member] | Twist [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Customer relationships [Member] | Alere Toxicology [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			35,100
Customer relationships [Member] | Standard Diagnostics [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			45,754
Customer relationships [Member] | eScreen [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount	79,600
Customer relationships [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount	56,885
Non-compete agreements [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount	1,118	8,306	2,650
Weighted-average Useful Life	5 years 1 month 6 days	5 years 3 months 18 days	4 years 2 months 12 days
Non-compete agreements [Member] | Avee [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		3,200
Non-compete agreements [Member] | Arriva [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		3,400
Non-compete agreements [Member] | Axis-Shield [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Non-compete agreements [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		1,706	2,095
Non-compete agreements [Member] | Immunalysis [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			300
Non-compete agreements [Member] | Twist [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Non-compete agreements [Member] | Alere Toxicology [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Non-compete agreements [Member] | Standard Diagnostics [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			255
Non-compete agreements [Member] | eScreen [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Non-compete agreements [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount	1,118
Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount	15,227	7,767
Weighted-average Useful Life	9 years 2 months 12 days	15 years 7 months 6 days
Other [Member] | Avee [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Other [Member] | Arriva [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Other [Member] | Axis-Shield [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Other [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		7,767
Other [Member] | eScreen [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount	13,900
Other [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount	1,327
Database [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		64	654
Weighted-average Useful Life		3 years	3 years
Database [Member] | Avee [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Database [Member] | Arriva [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Database [Member] | Axis-Shield [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Database [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		64	654
Database [Member] | Immunalysis [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Database [Member] | Twist [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Database [Member] | Alere Toxicology [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Database [Member] | Standard Diagnostics [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Software [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		7,400	5,000
Weighted-average Useful Life		10 years 10 months 24 days	7 years
Software [Member] | Avee [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Software [Member] | Arriva [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Software [Member] | Axis-Shield [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Software [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount		7,400	5,000
Software [Member] | Immunalysis [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Software [Member] | Twist [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Software [Member] | Alere Toxicology [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Software [Member] | Standard Diagnostics [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Quality systems [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			153
Weighted-average Useful Life			5 years
Quality systems [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			153
Quality systems [Member] | Immunalysis [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Quality systems [Member] | Twist [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Quality systems [Member] | Alere Toxicology [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Quality systems [Member] | Standard Diagnostics [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
License agreements [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			459
Weighted-average Useful Life			5 years
License agreements [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			459
License agreements [Member] | Immunalysis [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
License agreements [Member] | Twist [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
License agreements [Member] | Alere Toxicology [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
License agreements [Member] | Standard Diagnostics [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Distribution agreement [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			800
Weighted-average Useful Life			14 years
Distribution agreement [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Distribution agreement [Member] | Immunalysis [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			800
Distribution agreement [Member] | Twist [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Distribution agreement [Member] | Alere Toxicology [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Distribution agreement [Member] | Standard Diagnostics [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Manufacturing know-how [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			3,683
Weighted-average Useful Life			10 years 6 months
Manufacturing know-how [Member] | Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount			3,683
Manufacturing know-how [Member] | Immunalysis [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Manufacturing know-how [Member] | Twist [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Manufacturing know-how [Member] | Alere Toxicology [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount
Manufacturing know-how [Member] | Standard Diagnostics [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, amount